INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2014	2015
Original amounts:

Capitalized software costs	$63,260	$67,106
Customer relationships	26,618	31,936
Backlog and non-compete agreement	1,623	2,371
Acquired technology	4,862	5,075

	96,363	106,488
Accumulated amortization:

Capitalized software costs	49,072	53,096
Customer relationships	12,817	16,336
Backlog and non-compete agreement	1,142	2,039
Acquired technology	789	1,442

	63,820	72,913

Intangible assets, net	$32,543	$33,575

b.	Amortization expenses amounted to $ 7,724, $ 7,919 and $ 9,093 for the years ended December 31, 2013, 2014 and 2015, respectively.

c.	The estimated future amortization expense of intangible assets as of December 31, 2015 is as follows:

2016	$9,699
2017	7,820
2018	6,075
2019	4,405
2020	3,213
2021 and thereafter	2,363

$33,575